Distribution Date:	11/13/24	GS Mortgage Securities Trust 2014-GC24
Determination Date:	11/06/24
Next Distribution Date:	12/12/24
Record Date:	10/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-GC24
September 2024 Revision
Late payoff reported by Servicer for loan X308243.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Additional Information	6		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
			Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15	Operating Advisor	Situs Holdings, LLC
Principal Prepayment Detail	16		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	17		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
Collateral Stratification and Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21	Controlling Class	Seer Capital Partners Master Fund L.P.
Modified Loan Detail	22	Representative
Historical Liquidated Loan Detail	23		-
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36253GAA0	1.509000%	43,288,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253GAB8	3.104000%	53,778,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36253GAC6	3.342000%	22,590,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36253GAD4	3.666000%	270,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	36253GAE2	3.931000%	282,234,000.00	13,527,401.35	504,127.21	44,313.51	0.00	0.00	548,440.72	13,023,274.14	95.95%	30.00%
A-AB	36253GAF9	3.650000%	80,155,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00	80.93%	25.50%
B	36253GAK8	4.525533%	83,262,000.00	83,262,000.00	0.00	314,004.11	0.00	0.00	314,004.11	83,262,000.00	55.05%	17.75%
C	36253GAM4	4.546533%	41,631,000.00	41,631,000.00	0.00	157,730.60	0.00	0.00	157,730.60	41,631,000.00	42.12%	13.88%
D	36253GAS1	4.546533%	73,862,000.00	73,862,000.00	0.00	359,490.80	0.00	0.00	359,490.80	73,862,000.00	19.16%	7.00%
E	36253GAU6	3.589000%	21,487,000.00	21,487,000.00	0.00	0.00	0.00	0.00	0.00	21,487,000.00	12.48%	5.00%
F	36253GAW2	3.589000%	14,632,000.00	14,632,000.00	0.00	0.00	0.00	0.00	0.00	14,632,000.00	7.94%	3.64%
G*	36253GAY8	3.589000%	39,085,868.00	25,536,922.08	0.00	0.00	0.00	0.00	0.00	25,536,922.08	0.00%	0.00%
S	36253GBA9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36253GBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,074,350,869.01	322,284,323.43	504,127.21	1,043,219.06	0.00	0.00	1,547,346.27	321,780,196.22

X-A	36253GAG7	0.435037%	800,391,000.00	61,873,401.35	0.00	22,431.00	0.00	0.00	22,431.00	61,369,274.14
X-B	36253GAH5	0.021000%	83,262,000.00	83,262,000.00	0.00	1,457.09	0.00	0.00	1,457.09	83,262,000.00
X-C	36253GAN2	0.957533%	21,487,000.00	21,487,000.00	0.00	17,145.43	0.00	0.00	17,145.43	21,487,000.00
X-D	36253GAQ5	0.957533%	53,717,868.00	40,168,922.08	0.00	32,052.56	0.00	0.00	32,052.56	40,168,922.08
Notional SubTotal			958,857,868.00	206,791,323.43	0.00	73,086.08	0.00	0.00	73,086.08	206,287,196.22

Deal Distribution Total					504,127.21	1,116,305.14	0.00	0.00	1,620,432.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36253GAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36253GAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	36253GAE2	47.92973685	1.78620297	0.15700982	0.00000000	0.00000000	0.00000000	0.00000000	1.94321280	46.14353388
A-AB	36253GAF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36253GAJ1	1,000.00000000	0.00000000	3.46833326	0.00000000	0.00000000	0.00000000	0.00000000	3.46833326	1,000.00000000
B	36253GAK8	1,000.00000000	0.00000000	3.77127753	0.00000000	0.00000000	0.00000000	0.00000000	3.77127753	1,000.00000000
C	36253GAM4	1,000.00000000	0.00000000	3.78877759	0.00000000	0.00000000	0.00000000	0.00000000	3.78877759	1,000.00000000
D	36253GAS1	1,000.00000000	0.00000000	4.86706019	(1.07828261)	0.70685725	0.00000000	0.00000000	4.86706019	1,000.00000000
E	36253GAU6	1,000.00000000	0.00000000	0.00000000	2.99083353	8.99936241	0.00000000	0.00000000	0.00000000	1,000.00000000
F	36253GAW2	1,000.00000000	0.00000000	0.00000000	2.99083311	8.99936167	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36253GAY8	653.35435508	0.00000000	0.00000000	1.95407404	69.40297219	0.00000000	0.00000000	0.00000000	653.35435508
S	36253GBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36253GBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36253GAG7	77.30396937	0.00000000	0.02802505	0.00000000	0.00000000	0.00000000	0.00000000	0.02802505	76.67411820
X-B	36253GAH5	1,000.00000000	0.00000000	0.01750006	0.00000000	0.00000000	0.00000000	0.00000000	0.01750006	1,000.00000000
X-C	36253GAN2	1,000.00000000	0.00000000	0.79794434	0.00000000	0.00000000	0.00000000	0.00000000	0.79794434	1,000.00000000
X-D	36253GAQ5	747.77580674	0.00000000	0.59668340	0.00000000	0.00000000	0.00000000	0.00000000	0.59668340	747.77580674

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	10/01/24 - 10/30/24	30	0.00	44,313.51	0.00	44,313.51	0.00	0.00	0.00	44,313.51	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	10/01/24 - 10/30/24	30	0.00	22,431.00	0.00	22,431.00	0.00	0.00	0.00	22,431.00	0.00
X-B	10/01/24 - 10/30/24	30	0.00	1,457.09	0.00	1,457.09	0.00	0.00	0.00	1,457.09	0.00
X-C	10/01/24 - 10/30/24	30	0.00	17,145.43	0.00	17,145.43	0.00	0.00	0.00	17,145.43	0.00
X-D	10/01/24 - 10/30/24	30	0.00	32,052.56	0.00	32,052.56	0.00	0.00	0.00	32,052.56	0.00
A-S	10/01/24 - 10/30/24	30	0.00	167,680.04	0.00	167,680.04	0.00	0.00	0.00	167,680.04	0.00
B	10/01/24 - 10/30/24	30	0.00	314,004.11	0.00	314,004.11	0.00	0.00	0.00	314,004.11	0.00
C	10/01/24 - 10/30/24	30	0.00	157,730.60	0.00	157,730.60	0.00	0.00	0.00	157,730.60	0.00
D	10/01/24 - 10/30/24	30	131,356.32	279,846.69	0.00	279,846.69	(79,644.11)	0.00	0.00	359,490.80	52,209.89
E	10/01/24 - 10/30/24	30	128,720.28	64,264.04	0.00	64,264.04	64,264.04	0.00	0.00	0.00	193,369.30
F	10/01/24 - 10/30/24	30	87,654.63	43,761.87	0.00	43,761.87	43,761.87	0.00	0.00	0.00	131,678.66
G	10/01/24 - 10/30/24	30	2,628,437.51	76,376.68	0.00	76,376.68	76,376.68	0.00	0.00	0.00	2,712,675.41
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,976,168.74	1,221,063.62	0.00	1,221,063.62	104,758.48	0.00	0.00	1,116,305.14	3,089,933.26

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (CERT)	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (CERT)	36253GAK8	4.525533%	83,262,000.00	83,262,000.00	0.00	314,004.11	0.00	0.00	314,004.11	83,262,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (CERT)	36253GAM4	4.546533%	41,631,000.00	41,631,000.00	0.00	157,730.60	0.00	0.00	157,730.60	41,631,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,239,000.03	173,239,000.00	0.00	639,414.75	0.00	0.00	639,414.75	173,239,000.00

Exchangeable Certificate Details
PEZ	36253GAL6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information

Total Available Distribution Amount (1)	1,620,432.35
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	6
Aggregate Unpaid Principal Balance	321,780,196.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,225,187.94	Master Servicing Fee	2,747.72
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	895.76
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	137.39
ARD Interest	0.00	Operating Advisor Fee	343.46
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,225,187.94	Total Fees	4,124.32

Principal		Expenses/Reimbursements
Scheduled Principal	504,127.26	Reimbursement for Interest on Advances	23,226.66
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	81,531.82
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	504,127.26	Total Expenses/Reimbursements	104,758.48

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,116,305.14
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	504,127.21
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,620,432.35
Total Funds Collected	1,729,315.20	Total Funds Distributed	1,729,315.15

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	322,284,323.42	322,284,323.42	Beginning Certificate Balance	322,284,323.43
(-) Scheduled Principal Collections	504,127.26	504,127.26	(-) Principal Distributions	504,127.21
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.06)	(0.06)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	321,780,196.22	321,780,196.22	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	323,781,072.95	323,781,072.95	Ending Certificate Balance	321,780,196.22
Ending Actual Collateral Balance	322,974,848.35	322,974,848.35

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
3,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	3	215,156,367.64	66.86%	(3)	4.6066	0.799804
3,000,001 to 5,000,000	2	7,855,230.52	2.44%	(3)	4.9549	1.539469	1.21-1.30	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31-1.40	1	3,107,119.02	0.97%	(3)	5.1610	1.340000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	18,236,624.04	5.67%	(3)	4.5850	0.690000	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	1	4,748,111.50	1.48%	(3)	4.8200	1.670000
30,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	1	98,768,598.06	30.69%	(3)	4.0865	1.780000
60,000,001 to 100,000,000	2	186,268,598.06	57.89%	(3)	4.3456	1.394804	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 or greater	1	109,419,743.60	34.00%	(3)	4.5850	0.690000	1.91-2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	6	321,780,196.22	100.00%	(3)	4.4554	1.118726	2.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	6	321,780,196.22	100.00%	(3)	4.4554	1.118726
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	87,500,000.00	27.19%	(3)	4.6380	0.960000
							Office	4	127,656,367.71	39.67%	(3)	4.5850	0.690000
Connecticut	4	127,656,367.71	39.67%	(3)	4.5850	0.690000
							Retail	4	194,123,828.58	60.33%	(3)	4.3702	1.400657
Michigan	1	3,107,119.02	0.97%	(3)	5.1610	1.340000
							Totals	8	321,780,196.22	100.00%	(3)	4.4554	1.118726
Pennsylvania	1	4,748,111.50	1.48%	(3)	4.8200	1.670000

South Carolina	1	98,768,598.06	30.69%	(3)	4.0865	1.780000

Totals	8	321,780,196.22	100.00%	(3)	4.4554	1.118726

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.250% or less	1	98,768,598.06	30.69%	(3)	4.0865	1.780000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	215,156,367.64	66.86%	(3)	4.6066	0.799804	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	1	4,748,111.50	1.48%	(3)	4.8200	1.670000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	1	3,107,119.02	0.97%	(3)	5.1610	1.340000	49 months or greater	6	321,780,196.22	100.00%	(3)	4.4554	1.118726
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	6	321,780,196.22	100.00%	(3)	4.4554	1.118726
	Totals	6	321,780,196.22	100.00%	(3)	4.4554	1.118726
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	321,780,196.22	100.00%	(3)	4.4554	1.118726	Interest Only	1	87,500,000.00	27.19%	(3)	4.6380	0.960000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	330 months or less	5	234,280,196.22	72.81%	(3)	4.3872	1.178008
	Totals	6	321,780,196.22	100.00%	(3)	4.4554	1.118726	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	321,780,196.22	100.00%	(3)	4.4554	1.118726
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	6	321,780,196.22	100.00%	(3)	4.4554	1.118726			No outstanding loans in this group
	12 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	321,780,196.22	100.00%	(3)	4.4554	1.118726
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30308251	OF	Stamford	CT	Actual/360	4.585%	432,726.51	181,371.46	0.00	N/A	08/06/24	--	109,601,115.00	109,419,743.60	07/06/24
1A2A	30308252	OF	Stamford	CT	Actual/360	4.585%	72,121.09	30,228.57	0.00	N/A	08/06/24	--	18,266,852.61	18,236,624.04	07/06/24
2	30520658	RT	Myrtle Beach	SC	30/360	4.087%	337,269.65	270,573.96	0.00	N/A	08/06/24	--	99,039,172.02	98,768,598.06	10/04/24
3	30308224	RT	Los Angeles	CA	Actual/360	4.638%	349,460.42	0.00	0.00	N/A	08/06/24	--	87,500,000.00	87,500,000.00	08/06/24
54	30308258	RT	Erie	PA	Actual/360	4.820%	19,753.00	11,010.68	0.00	N/A	08/06/24	--	4,759,122.18	4,748,111.50	09/06/24
62	30308246	RT	Grand Blanc	MI	Actual/360	5.161%	13,857.27	10,942.59	0.00	N/A	08/06/24	--	3,118,061.61	3,107,119.02	07/06/24
Totals							1,225,187.94	504,127.26	0.00				322,284,323.42	321,780,196.22
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	12,007,215.03	13,796,281.32	01/01/24	06/30/24	--	0.00	0.00	612,681.35	2,452,637.56	0.00	0.00
1A2A	12,007,215.03	13,796,281.32	01/01/24	06/30/24	--	0.00	0.00	102,113.56	408,772.92	0.00	0.00
2	14,224,244.33	13,597,238.80	01/01/24	06/30/24	--	0.00	0.00	607,018.28	607,018.28	0.00	0.00
3	10,418,173.00	0.00	--	--	04/08/24	0.00	0.00	348,329.46	1,383,579.18	0.00	0.00
54	640,005.12	640,005.12	01/01/24	06/30/24	--	0.00	0.00	30,702.17	61,446.62	0.00	0.00
62	411,083.27	400,892.96	01/01/24	06/30/24	--	0.00	0.00	24,759.56	99,092.34	0.00	0.00
Totals	49,707,935.78	42,230,699.52				0.00	0.00	1,725,604.36	5,012,546.90	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/13/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.455430%	4.440420%	(3)
10/11/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,759,122.18	0	0.00	0	0.00	4.455242%	4.440232%	(2)
09/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,680,664.95	0	0.00	1	14,020,261.84	4.461277%	4.446267%	(1)
08/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	11,560,641.79	4.496349%	4.478553%	0
07/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	11,777,062.61	4.519844%	4.501184%	1
06/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	78,639,251.47	4.529169%	4.510015%	2
05/10/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	103,962,693.60	4.495179%	4.474902%	3
04/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	43,475,431.30	4.536182%	4.514942%	4
03/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.538962%	4.516968%	5
02/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	20,453,796.39	4.538998%	4.517003%	6
01/12/24	0	0.00	1	3,216,623.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.540977%	4.518407%	7
12/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.540987%	4.518415%	8
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A1	30308251	07/06/24	3	5	612,681.35	2,452,637.56	9,119.00	110,154,780.30	08/08/24	98
1A2A	30308252	07/06/24	3	5	102,113.56	408,772.92	0.00	18,359,130.15	08/08/24	98
2	30520658	10/04/24	0	5	607,018.28	607,018.28	1,007.70	99,039,172.02	08/08/24	98
3	30308224	08/06/24	2	5	348,329.46	1,383,579.18	14,327.00	87,500,000.00	08/26/20	98
54	30308258	09/06/24	1	5	30,702.17	61,446.62	0.00	4,770,723.45	10/08/24	98
62	30308246	07/06/24	3	5	24,759.56	99,092.34	500.00	3,151,042.43	08/08/24	98
Totals					1,725,604.36	5,012,546.90	24,953.70	322,974,848.35
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		321,780,196	0	321,780,196		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	321,780,196	98,768,598	4,748,112	87,500,000	130,763,487	0
Oct-24	322,284,323	0	4,759,122	87,500,000	230,025,201	0
Sep-24	331,508,379	13,475,163	0	0	318,033,216	0
Aug-24	464,481,674	464,481,674	0	0	0	0
Jul-24	539,561,200	539,561,200	0	0	0	0
Jun-24	565,074,585	565,074,585	0	0	0	0
May-24	644,751,356	644,751,356	0	0	0	0
Apr-24	749,890,905	749,890,905	0	0	0	0
Mar-24	794,609,309	794,609,309	0	0	0	0
Feb-24	796,062,075	796,062,075	0	0	0	0
Jan-24	817,826,855	814,610,232	0	3,216,624	0	0
Dec-23	819,166,877	819,166,877	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A1	30308251	109,419,743.60	110,154,780.30	427,200,000.00	06/25/14	11,398,800.32	0.69000	06/30/24	08/06/24	237
1A2A	30308252	18,236,624.04	18,359,130.15	427,200,000.00	06/25/14	11,398,800.32	0.69000	06/30/24	08/06/24	237
2	30520658	98,768,598.06	99,039,172.02	218,000,000.00	06/09/14	12,978,550.80	1.78000	06/30/24	08/06/24	236
3	30308224	87,500,000.00	87,500,000.00	214,000,000.00	12/14/23	10,418,173.00	0.96000	12/31/23	08/06/24	I/O
54	30308258	4,748,111.50	4,770,723.45	8,100,000.00	06/02/14	615,767.12	1.67000	06/30/24	08/06/24	236
62	30308246	3,107,119.02	3,151,042.43	5,630,000.00	06/13/14	397,988.96	1.34000	06/30/24	08/06/24	176
Totals		321,780,196.22	322,974,848.35	1,300,130,000.00		47,208,080.52

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A1	30308251	OF	CT	08/08/24	98

11/6/2024 - The loan matured on 8/6/2024 and was not paid off upon maturity. The loan is secured by a 982K SF office portfolio comprised of four office towers located in the Stamford, CT CBD. All four office towers are located directly adjacent to each other and form a contiguous office complex linked by common interior and exterior walkways. Shared amenities include cafeteria, sundry shop, fitness center, conference facilities, ATM machines, and shuttle bus to the train station. The portfolio was 71% occupied as of 2Q24. Loan is currently in cash management. Borrower has engaged a workout advisor. Borrower has provided a proposal for Lender to consider that Lender is reviewing. Lender will discuss workout options

	with the Borrower while dual tracking for eclosure.

1A2A	30308252	OF	CT	08/08/24	98

11/6/2024 - The loan matured on 8/6/2024 and was not paid off upon maturity. The loan is secured by a 982K SF office portfolio comprised of four office towers located in the Stamford, CT CBD. All four office towers are located directly adjacent to each other and form a contiguous office complex linked by common interior and exterior walkways. Shared amenities include cafeteria, sundry shop, fitness center, conference facilities, ATM machines, and shuttle bus to the train station. The portfolio was 71% occupied as of 2Q24. Loan is currently in cash management. Borrower has engaged a workout advisor. Borrower has provided a proposal for Lender to consider that Lender is reviewing. Lender will discuss workout options

	with the Borrower while dual tracking for eclosure.

2	30520658	RT	SC	08/08/24	98

11/6/2024 - The Loan was transferred to the Special Servicer on 8/12/2024 after the Borrower was unable to pay off the Loan off at the 8/6/2024 maturity date. The Collateral is known as the Coastal Grand Mall. Constructed between 2004 and

2008, Coastal G rand Mall is a 1.1M SF, one-level, super-regional mall located in Myrtle Beach, SC. Non-collateral anchors include Belk, Dillard''s and Sears. Collateral anchors and jr. anchors include JCP (ground leased), Flip N Fly, Crunch

Fitness, Old Navy, a 14-sceen Cinemark Theatre and outparcels for PetSmart, Texas Roadhouse, Abuelo’s, Ulta Beauty, and Burger King. Total collateral GLA is 630,153 SF (inclusive of JCP), with 300,020 SF of in-line space. The Property features approximately 130 stores and restaurants and is located along the southern side of US 17 Bypass. Per the 6/30/2024 rent roll, property was 98.87% occupied with average rental rate of $19.78/SF. The Borrower is seeking maturity

	extension.
3	30308224	RT	CA	08/26/20	98

11/6/2024 - The Loan was transferred to SS for Delinquent Payments on 8/26/2020. The Loan was previously transferred as NT on 4/20 due to COVID-19 after the Borrower requested to either (1) use Reserve funds to fund debt service payments or (2) amend the waterfall such that OpEx are paid prior to debt service, with any debt service shortfalls deferred until such time COVID-19 related issues are resolved. The Property temporary closed in 3/20 due to COVID-19 and in

5/20 due to riots. The Loan was due for the 6/20 payment. As of YE 2023, the Property is 91.8% occupied with an NOI/DSCR of $10.42MM/0.96x. The Lender retained counsel and the NOD was sent to the Borrower. The Loan is cash managed and all of the Property’s cash flow is controlled by the Lender with a majority of the funds held by the Lender in the lockbox. Recent discussions with the Borrower shifted towards reinstatement of the Loan.

54	30308258	RT	PA	10/08/24	98
	11/6/2024 - The loan was not paid in full at maturity date (8-6-24). Reaching out to the Borrower to discuss resolving the status of the loan.

62	30308246	RT	MI	08/08/24	98

11/6/2024 - The Loan transferred on 8/12/2024 for Maturity Default after Borrower failed to pay off the Loan on the Maturity Date of 8/6/2024. Rite Aid Grand Blanc is an 11,157 SF freestanding, single tenant retail property located in Grand Blanc,

MI. The Property was constructed in 2008 and sits on a 1.94-acre site, with 62 parking spaces and a drive-thru lane. The Collateral was 100% leased to Rite Aid Corporation through February 2028 at a base rent of $38.10/SF. The loan triggered

	cash management on 1 0/15/2023 when Rite Aid filed Chapter 11 bankruptcy. Rite Aid provided Borrower a Notice of Rejection dated 8/14/2024, indicating the rejection of the Collateral’s Lease.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30308251	120,000,000.00	4.58500%	120,000,000.00	4.58500%	8	09/02/16	09/08/16	09/16/16
1A1	30308251	0.00	4.58500%	0.00	4.58500%	10	08/02/21	08/06/21	08/10/21
1A1	30308251	0.00	4.58500%	0.00	4.58500%	10	08/10/21	08/06/21	08/02/21
1A2A	30308252	20,000,000.00	4.58500%	20,000,000.00	4.58500%	8	09/02/16	09/08/16	09/16/16
1A2A	30308252	0.00	4.58500%	0.00	4.58500%	8	09/16/16	09/08/16	09/02/16
2	30520658	111,896,321.70	4.08650%	111,896,321.70	4.08650%	10	08/17/20	07/06/20	09/17/20
2	30520658	0.00	4.08650%	0.00	4.08650%	8	03/31/22	03/31/22	04/27/22
2	30520658	0.00	4.08650%	0.00	4.08650%	8	04/27/22	03/31/22	03/31/22
27	30308236	0.00	4.69900%	0.00	4.69900%	8	12/13/21	08/06/21	12/13/21
32	30308238	8,444,426.94	4.52900%	8,431,049.13	4.52900%	8	12/29/17	12/29/17	01/24/18
32	30308238	0.00	4.52900%	0.00	4.52900%	8	01/24/18	12/29/17	12/29/17
45	30308227	6,054,639.93	4.61000%	6,054,639.93	4.61000%	8	09/09/20	08/06/20	09/30/20
45	30308227	0.00	4.61000%	0.00	4.61000%	8	09/30/20	08/06/20	09/09/20
54	30308258	0.00	4.82000%	0.00	4.82000%	10	08/06/24	08/06/24	09/07/24
60	30308217	0.00	4.66000%	0.00	4.66000%	10	08/06/24	08/06/24	08/23/24
Totals		257,950,961.63		257,950,961.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30308231	12/12/22	22,076,049.76	17,400,000.00	18,882,610.31	5,294,748.82	18,882,610.31	13,587,861.49	8,488,188.27	0.00	261,338.24	8,226,850.03	31.94%
16	30308250	09/12/23	14,609,103.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
23	30294240	10/13/23	7,473,662.29	0.00	5,430,314.86	662,484.59	5,430,314.86	4,767,830.27	2,705,832.02	0.00	119,776.59	2,586,055.43	23.40%
26	30308232	11/15/21	8,727,237.17	14,600,000.00	6,902,483.17	1,079,077.24	6,902,483.17	5,823,405.93	2,903,831.23	0.00	168,539.88	2,735,291.35	26.05%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			52,886,052.56	32,000,000.00	31,215,408.34	7,036,310.65	31,215,408.34	24,179,097.69	14,097,851.52	0.00	549,654.71	13,548,196.81

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30308231	10/13/23	0.00	0.00	8,226,850.03	0.00	0.00	(14,008.89)	0.00	0.00	8,227,600.03
		07/12/23	0.00	0.00	8,240,858.92	0.00	0.00	(222,223.85)	0.00	0.00
		04/13/23	0.00	0.00	8,463,082.77	0.00	0.00	394.50	0.00	0.00
		02/10/23	0.00	0.00	8,462,688.27	0.00	0.00	(24,750.00)	0.00	0.00
		12/12/22	0.00	0.00	8,488,188.27	0.00	0.00	8,488,188.27	0.00	0.00
16	30308250	09/25/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	30294240	08/12/24	0.00	0.00	2,586,055.43	0.00	0.00	(1,688.20)	0.00	0.00	2,586,055.43
		07/12/24	0.00	0.00	2,587,743.63	0.00	0.00	20,290.06	0.00	0.00
		02/12/24	0.00	0.00	2,567,453.57	0.00	0.00	(138,378.45)	0.00	0.00
		10/13/23	0.00	0.00	2,705,832.02	0.00	0.00	2,705,832.02	0.00	0.00
26	30308232	07/12/23	0.00	0.00	2,735,291.35	0.00	0.00	(174,074.24)	0.00	0.00	2,735,291.35
		04/12/22	0.00	0.00	2,909,365.59	0.00	0.00	1,689.86	0.00	0.00
		02/11/22	0.00	0.00	2,907,675.73	0.00	0.00	3,844.50	0.00	0.00
		11/15/21	0.00	0.00	2,903,831.23	0.00	0.00	2,903,831.23	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	13,548,196.81	0.00	0.00	13,548,946.81	0.00	0.00	13,548,946.81

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A1	0.00	0.00	23,594.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A2A	0.00	0.00	3,932.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	20,633.16	0.00	0.00	0.00	0.00	0.00	23,226.66	0.00	0.00	0.00
3	0.00	0.00	26,371.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	81,531.82	0.00	0.00	0.00	0.00	0.00	23,226.66	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		104,758.48

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26